Goodwill and Other Intangible Assets - Goodwill Impairment (Details) - Oil Sands - Cash-generating units - $ / bbl	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets
After-tax discount rate applied to cash flow projections	7.80%	7.80%
Minimum
Goodwill and Other Intangible Assets
Cash flow forecast period	P50Y
Maximum
Goodwill and Other Intangible Assets
Cash flow forecast period	P55Y
WTI | Forecast for 2025
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	72.42
WTI | Forecast for 2026
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	72.83
WTI | Forecast for 2027
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel	73.22
WTI | Forecast for after 2027
Goodwill and Other Intangible Assets
Impairment testing assumption, price per barrel escalation percentage	2.00%